UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22441

John Hancock Hedged Equity & Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Hedged Equity & Income Fund

Quarterly portfolio holdings 9/30/17

Fund’s investments
As of 9-30-17 (unaudited)
	Shares	Value
Common stocks 83.3%		$180,415,482
(Cost $172,866,153)
Consumer discretionary 7.6%		16,421,188
Auto components 1.1%
Aisan Industry Company, Ltd.	10,800	103,904
Aisin Seiki Company, Ltd.	9,600	506,138
Bridgestone Corp.	1,400	63,565
Exedy Corp.	5,800	176,759
Fuyao Glass Industry Group Company, Ltd., H Shares (A)	74,000	269,426
Keihin Corp.	11,700	200,330
Nissin Kogyo Company, Ltd.	9,400	168,271
NOK Corp.	9,100	203,563
Showa Corp.	12,860	158,080
Sumitomo Riko Company, Ltd.	10,100	101,659
Tokai Rika Company, Ltd.	10,900	215,663
Toyoda Gosei Company, Ltd.	7,800	184,332
Automobiles 0.6%
Daimler AG	930	74,237
Ford Motor Company	18,134	217,064
Honda Motor Company, Ltd.	15,800	466,740
Mitsubishi Motors Corp.	31,850	252,167
Nissan Motor Company, Ltd.	6,600	65,384
Renault SA	1,263	124,099
Diversified consumer services 0.1%
Allstar Co-Invest LLC (B)(C)(D)	236,300	0
Benesse Holdings, Inc.	2,700	97,413
New Oriental Education & Technology Group, Inc., ADR	531	46,866
Hotels, restaurants and leisure 1.3%
Carnival Corp.	450	29,057
Darden Restaurants, Inc.	426	33,560
Las Vegas Sands Corp. (E)	39,964	2,564,090
McDonald's Corp.	1,382	216,532
OPAP SA	7,761	82,216
Household durables 1.4%
Alpine Electronics, Inc.	3,700	67,400
Barratt Developments PLC	19,000	156,525
Berkeley Group Holdings PLC	906	45,152
Coway Company, Ltd.	388	31,894
Electrolux AB, Series B	13,777	468,911
Funai Electric Company, Ltd.	12,363	96,664
Garmin, Ltd.	1,856	100,168
Nikon Corp.	11,000	190,755
Persimmon PLC	41,379	1,432,018
Pioneer Corp. (D)	85,000	157,953
Taylor Wimpey PLC	100,334	262,970
Internet and direct marketing retail 0.0%
Qliro Group AB (D)	34,220	81,316
Leisure products 0.1%
Sankyo Company, Ltd.	8,630	275,369
Media 1.5%
Avex Group Holdings, Inc.	9,500	129,190
Eutelsat Communications SA	1,170	34,635
2	JOHN HANCOCK Hedged Equity & Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Consumer discretionary (continued)
Media (continued)
Fuji Media Holdings, Inc.	5,625	$80,126
Gendai Agency, Inc.	3,600	17,952
Metropole Television SA	1,940	44,871
Nippon Television Holdings, Inc.	5,760	101,184
ProSiebenSat.1 Media SE	4,149	141,584
Proto Corp.	2,100	37,812
RTL Group SA	2,797	211,886
SES SA	88,136	1,929,468
Telenet Group Holding NV (D)	2,882	190,769
Television Francaise 1	12,617	184,336
TV Asahi Holdings Corp.	3,660	73,081
Multiline retail 0.3%
Harvey Norman Holdings, Ltd.	29,244	89,202
Kohl's Corp.	1,371	62,586
Macy's, Inc.	4,398	95,964
Marks & Spencer Group PLC	44,744	211,848
Next PLC	1,456	102,637
Target Corp.	1,251	73,822
Specialty retail 1.0%
CECONOMY AG	7,411	87,270
Halfords Group PLC	30,786	144,586
Honeys Holdings Company, Ltd.	4,630	53,438
L Brands, Inc. (E)	34,496	1,435,379
Nishimatsuya Chain Company, Ltd.	3,600	40,297
PAL GROUP Holdings Company, Ltd.	3,100	96,138
The Gap, Inc.	1,377	40,663
The Home Depot, Inc.	222	36,310
USS Company, Ltd.	2,800	56,512
Xebio Holdings Company, Ltd.	7,800	152,739
Textiles, apparel and luxury goods 0.2%
361 Degrees International, Ltd.	193,940	85,336
Daphne International Holdings, Ltd. (D)	350,000	28,888
Geox SpA	25,186	107,650
Pandora A/S	966	95,511
Sanyo Shokai, Ltd.	5,000	76,227
Xtep International Holdings, Ltd.	240,883	83,081
Consumer staples 5.0%		10,760,862
Beverages 0.3%
PepsiCo, Inc.	1,812	201,911
The Coca-Cola Company	10,395	467,879
Food and staples retailing 0.3%
Cawachi, Ltd.	2,500	59,835
J Sainsbury PLC	79,642	253,923
METRO AG (D)	9,125	192,887
Sysco Corp.	591	31,884
Wal-Mart Stores, Inc.	688	53,760
Wesfarmers, Ltd.	4,386	142,385
Food products 0.2%
Marine Harvest ASA (D)	18,279	361,522
Household products 0.2%
The Procter & Gamble Company	3,417	310,879
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Hedged Equity & Income Fund	3

	Shares	Value
Consumer staples (continued)
Personal products 0.2%
Unilever PLC	8,706	$503,897
Tobacco 3.8%
Altria Group, Inc.	4,308	273,213
British American Tobacco PLC	31,503	1,972,205
Imperial Brands PLC	56,841	2,426,018
Japan Tobacco, Inc.	3,600	117,975
Philip Morris International, Inc. (E)	30,544	3,390,689
Energy 7.2%		15,704,610
Energy equipment and services 0.2%
Core Laboratories NV	286	28,228
Fugro NV (D)	7,674	108,572
Helmerich & Payne, Inc.	634	33,038
Petrofac, Ltd.	11,057	66,797
Saipem SpA (D)	36,054	155,706
Oil, gas and consumable fuels 7.0%
AltaGas, Ltd.	9,499	218,795
BP PLC	137,012	877,698
Chevron Corp.	3,105	364,838
Coal India, Ltd.	91,882	381,587
Eni SpA	29,456	487,841
Exxon Mobil Corp.	3,984	326,608
Gazprom PJSC, ADR	64,135	268,726
Inpex Corp.	11,700	124,638
Inter Pipeline, Ltd.	1,516	31,407
Japan Petroleum Exploration Company, Ltd.	7,100	153,869
KazMunaiGas Exploration Production JSC, GDR	10,024	99,238
LUKOIL PJSC, ADR	4,670	247,675
ONEOK, Inc.	12,198	675,891
Painted Pony Energy, Ltd. (D)	17,374	46,507
Petroleo Brasileiro SA, ADR (D)	15,665	157,277
Plains GP Holdings LP, Class A (D)	61,738	1,350,210
Royal Dutch Shell PLC, A Shares	8,091	244,525
Royal Dutch Shell PLC, B Shares	118,745	3,655,696
S-Oil Corp.	524	58,521
Statoil ASA	6,155	123,743
Surgutneftegas OJSC, ADR (London Stock Exchange)	37,000	187,590
Targa Resources Corp.	5,541	262,089
The Williams Companies, Inc.	1,240	37,212
TOTAL SA	54,416	2,921,836
TransCanada Corp.	35,057	1,732,691
Tupras Turkiye Petrol Rafinerileri AS	3,857	131,625
Valero Energy Corp.	1,871	143,936
Financials 16.5%		35,809,963
Banks 9.3%
ABN AMRO Group NV (A)	3,856	115,465
Allahabad Bank (D)	42,134	42,625
Alpha Bank AE (D)	46,742	92,656
Aozora Bank, Ltd.	1,800	68,532
Banco Santander SA	78,041	545,885
BNP Paribas SA	6,039	487,201
BPER Banca	30,597	183,335
4	JOHN HANCOCK Hedged Equity & Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
CaixaBank SA	56,814	$285,178
Canara Bank	18,950	89,619
Corp Bank (D)	41,448	25,388
Dah Sing Financial Holdings, Ltd.	10,400	70,806
DNB ASA	3,276	66,143
HSBC Holdings PLC	273,122	2,700,037
ING Groep NV	20,275	373,716
Intesa Sanpaolo SpA	102,342	339,127
Intesa Sanpaolo SpA (Milan Stock Exchange)	614,170	2,174,351
JPMorgan Chase & Co.	18,326	1,750,316
KB Financial Group, Inc.	4,622	227,398
Krung Thai Bank PCL	60,600	34,205
Lloyds Banking Group PLC	229,465	208,528
Mitsubishi UFJ Financial Group, Inc.	69,349	450,895
Mizuho Financial Group, Inc.	215,900	378,481
Moneta Money Bank AS (A)	200,563	706,209
National Australia Bank, Ltd.	3,720	92,230
Nordea Bank AB	164,509	2,233,573
People's United Financial, Inc.	2,384	43,246
Raiffeisen Bank International AG (D)	1,989	66,666
Sberbank of Russia PJSC, ADR	147,800	2,109,106
Shinhan Financial Group Company, Ltd.	3,757	166,053
Skandinaviska Enskilda Banken AB, Series A	2,369	31,255
Societe Generale SA	6,150	360,399
Standard Chartered PLC (D)	28,655	284,919
Sumitomo Mitsui Financial Group, Inc.	10,800	415,143
Sumitomo Mitsui Trust Holdings, Inc.	6,560	236,965
The Tochigi Bank, Ltd.	16,600	70,869
UniCredit SpA (D)	18,331	391,178
Wells Fargo & Company (E)	39,206	2,162,211
Westpac Banking Corp.	3,778	95,030
Capital markets 1.7%
ASX, Ltd.	11,914	491,051
Banca Generali SpA	40,414	1,403,656
CME Group, Inc.	3,440	466,739
GAM Holding AG (D)	11,987	185,822
Ichiyoshi Securities Company, Ltd.	14,500	142,245
IGM Financial, Inc.	5,444	182,986
Julius Baer Group, Ltd. (D)	3,303	196,000
Natixis SA	6,094	48,770
UBS Group AG (D)	27,111	463,787
Uranium Participation Corp. (D)	20,548	58,132
Diversified financial services 0.2%
AMP, Ltd.	19,248	73,090
FirstRand, Ltd.	115,774	445,193
G-Resources Group, Ltd. (D)	2,823,000	37,243
Insurance 4.4%
Admiral Group PLC	2,610	63,599
Ageas	6,450	303,367
American Financial Group, Inc.	4,841	500,801
Assicurazioni Generali SpA	116,045	2,164,390
Coface SA	13,669	146,915
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Hedged Equity & Income Fund	5

	Shares	Value
Financials (continued)
Insurance (continued)
Dai-ichi Life Holdings, Inc.	13,400	$240,364
Direct Line Insurance Group PLC	24,216	118,055
Legal & General Group PLC	31,946	111,347
Poste Italiane SpA (A)	33,992	250,411
Powszechny Zaklad Ubezpieczen SA	38,520	486,158
RSA Insurance Group PLC	57,365	479,279
Sampo OYJ, A Shares	1,110	58,746
Shin Kong Financial Holding Company, Ltd.	495,000	148,529
Storebrand ASA	21,797	185,467
T&D Holdings, Inc.	20,700	300,303
Tongyang Life Insurance Company, Ltd.	11,436	76,447
Tryg A/S	9,479	219,167
UnipolSai Assicurazioni SpA	53,695	125,558
Zurich Insurance Group AG	11,395	3,482,077
Mortgage real estate investment trusts 0.8%
AGNC Investment Corp.	41,213	893,498
Annaly Capital Management, Inc.	72,299	881,325
Thrifts and mortgage finance 0.1%
MGIC Investment Corp. (D)	7,930	99,363
New York Community Bancorp, Inc.	8,157	105,144
Health care 7.1%		15,373,240
Biotechnology 0.3%
AbbVie, Inc.	5,728	508,990
Amgen, Inc.	661	123,243
Gilead Sciences, Inc.	1,277	103,463
Health care equipment and supplies 0.3%
Abbott Laboratories	3,944	210,452
Hoya Corp.	1,300	70,302
Koninklijke Philips NV	2,810	115,940
Medtronic PLC	2,030	157,873
ResMed, Inc.	770	59,259
Health care providers and services 0.1%
Cardinal Health, Inc.	603	40,353
Suzuken Company, Ltd.	4,220	150,094
Health care technology 0.1%
AGFA-Gevaert NV (D)	25,190	120,177
Life sciences tools and services 0.0%
CMIC Holdings Company, Ltd.	4,300	60,172
Pharmaceuticals 6.3%
Almirall SA	7,151	72,807
AstraZeneca PLC	45,422	3,020,627
Bristol-Myers Squibb Company	11,319	721,473
Eisai Company, Ltd.	3,000	154,059
Eli Lilly & Company	1,372	117,361
GlaxoSmithKline PLC	5,058	101,113
H Lundbeck A/S	514	29,715
Johnson & Johnson	3,595	467,386
Kyowa Hakko Kirin Company, Ltd.	2,600	44,301
Merck & Company, Inc.	5,138	328,986
Novartis AG	41,438	3,554,342
Pfizer, Inc.	17,123	611,291
6	JOHN HANCOCK Hedged Equity & Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Roche Holding AG	13,136	$3,357,826
Takeda Pharmaceutical Company, Ltd.	19,380	1,071,635
Industrials 8.7%		18,915,575
Aerospace and defense 0.3%
Lockheed Martin Corp.	444	137,769
The Boeing Company	1,274	323,864
United Technologies Corp.	1,338	155,315
Air freight and logistics 0.2%
CTT-Correios de Portugal SA	22,902	138,118
PostNL NV	53,416	230,147
United Parcel Service, Inc., Class B	422	50,678
Yusen Logistics Company, Ltd.	9,000	82,181
Airlines 0.1%
ANA Holdings, Inc.	1,100	41,667
Deutsche Lufthansa AG	3,098	86,152
SAS AB (D)	48,248	154,719
Building products 0.2%
Cie de Saint-Gobain	6,975	415,571
Commercial services and supplies 0.3%
G4S PLC	112,495	419,704
Relia, Inc.	7,600	87,773
Toppan Forms Company, Ltd.	11,000	116,753
Construction and engineering 0.2%
Chiyoda Corp.	21,000	122,888
JGC Corp.	9,300	150,609
Raubex Group, Ltd.	39,060	57,215
Toyo Engineering Corp.	8,800	107,404
Electrical equipment 1.0%
ABB, Ltd.	75,260	1,861,028
Emerson Electric Company	1,272	79,932
Ushio, Inc.	11,200	149,481
Zumtobel Group AG	7,467	129,720
Industrial conglomerates 0.3%
3M Company	924	193,948
DMCI Holdings, Inc.	100,700	30,920
General Electric Company	5,909	142,880
Rheinmetall AG	2,160	243,615
Machinery 3.0%
Alstom SA	4,917	208,914
Atlas Copco AB, B Shares	13,441	522,127
Caterpillar, Inc.	23,556	2,937,669
Hisaka Works, Ltd.	6,200	52,707
Kone OYJ, Class B	38,763	2,054,799
Mitsubishi Heavy Industries, Ltd.	7,120	281,521
The Japan Steel Works, Ltd.	9,900	227,898
Toshiba Machine Company, Ltd.	33,000	180,253
Marine 0.2%
D/S Norden A/S (D)	6,793	145,181
Kuehne + Nagel International AG	177	32,798
Pacific Basin Shipping, Ltd. (D)	689,000	156,088
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Hedged Equity & Income Fund	7

	Shares	Value
Industrials (continued)
Professional services 0.2%
Adecco Group AG	2,414	$188,061
Hays PLC	79,233	201,250
SThree PLC	7,842	37,011
Road and rail 0.1%
Go-Ahead Group PLC	7,291	166,380
Kyushu Railway Company	900	26,773
Trading companies and distributors 1.0%
ITOCHU Corp.	108,800	1,782,663
Kuroda Electric Company, Ltd.	5,000	87,188
Rexel SA	11,888	205,658
SIG PLC	82,137	195,861
Transportation infrastructure 1.6%
Abertis Infraestructuras SA	24,198	489,210
Hamburger Hafen und Logistik AG	3,083	97,213
Macquarie Infrastructure Corp. (E)	9,326	673,151
Sydney Airport	403,821	2,255,150
Information technology 8.5%		18,355,537
Communications equipment 1.4%
Cisco Systems, Inc.	12,260	412,304
Harris Corp.	954	125,623
Nokia OYJ	353,773	2,125,646
Telefonaktiebolaget LM Ericsson, B Shares	40,309	232,385
Electronic equipment, instruments and components 0.3%
Citizen Watch Company, Ltd.	20,900	144,120
Hirose Electric Company, Ltd.	1,300	183,051
Hosiden Corp.	5,800	94,696
Nichicon Corp.	12,700	156,229
Nippon Chemi-Con Corp.	600	21,341
Simplo Technology Company, Ltd.	16,800	89,323
Yokogawa Electric Corp.	2,000	34,081
Internet software and services 0.5%
Alibaba Group Holding, Ltd., ADR (D)	1,623	280,308
Alphabet, Inc., Class A (D)	30	29,212
Autohome, Inc., ADR (D)	813	48,845
Baidu, Inc., ADR (D)	272	67,372
DeNA Company, Ltd.	3,900	87,478
Dropbox, Inc., Class B (B)(C)(D)	6,935	89,184
Facebook, Inc., Class A (D)	454	77,575
Gree, Inc.	15,800	108,077
Mixi, Inc.	500	24,148
Momo, Inc., ADR (D)	709	22,220
NetEase, Inc., ADR	418	110,273
SINA Corp. (D)	460	52,739
Weibo Corp., ADR (D)	877	86,770
IT services 0.9%
Accenture PLC, Class A	4,538	612,948
Automatic Data Processing, Inc.	704	76,961
Fujitsu, Ltd.	51,980	386,863
IBM Corp.	2,292	332,523
Paychex, Inc.	4,894	293,444
Sopra Steria Group	702	130,339
8	JOHN HANCOCK Hedged Equity & Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Information technology (continued)
IT services (continued)
The Western Union Company	7,815	$150,048
TravelSky Technology, Ltd., H Shares	16,000	41,855
Semiconductors and semiconductor equipment 3.8%
Broadcom, Ltd.	310	75,187
Disco Corp.	200	40,761
Intel Corp.	88,787	3,381,009
KLA-Tencor Corp.	347	36,782
Maxim Integrated Products, Inc.	3,817	182,109
MediaTek, Inc.	20,100	189,139
Microchip Technology, Inc.	370	33,219
Miraial Company, Ltd.	4,500	60,052
QUALCOMM, Inc. (E)	71,325	3,697,488
Rohm Company, Ltd.	900	77,228
Shinko Electric Industries Company, Ltd.	18,700	126,191
SK Hynix, Inc.	846	61,699
Texas Instruments, Inc.	369	33,077
Tokyo Electron, Ltd.	1,100	169,344
Tokyo Seimitsu Company, Ltd.	3,780	134,140
Software 0.4%
Alpha Systems, Inc.	1,100	22,579
Konami Holdings Corp.	800	38,515
Microsoft Corp.	5,966	444,407
NHN Entertainment Corp. (D)	2,065	123,425
Nintendo Company, Ltd.	200	73,747
Trend Micro, Inc.	2,200	108,385
Technology hardware, storage and peripherals 1.2%
Acer, Inc. (D)	318,000	159,154
Apple, Inc.	2,737	421,826
Brother Industries, Ltd.	1,200	27,979
Canon, Inc.	17,500	598,867
Catcher Technology Company, Ltd.	86,357	807,811
Compal Electronics, Inc.	256,000	182,101
HP, Inc.	1,882	37,565
Melco Holdings, Inc.	2,500	79,533
Samsung Electronics Company, Ltd.	23	51,755
Seagate Technology PLC	4,597	152,482
Materials 4.7%		10,178,377
Chemicals 1.4%
Agrium, Inc. (E)	16,480	1,766,821
China BlueChemical, Ltd., H Shares	230,000	75,121
DowDuPont, Inc.	4,419	305,927
EMS-Chemie Holding AG	88	58,564
JSR Corp.	14,100	268,096
LyondellBasell Industries NV, Class A	2,476	245,248
Monsanto Company	435	52,122
Praxair, Inc.	412	57,573
PTT Global Chemical PCL	41,700	96,383
Construction materials 0.2%
LafargeHolcim, Ltd. (D)	5,671	332,008
Vicat SA	1,833	139,877
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Hedged Equity & Income Fund	9

	Shares	Value
Materials (continued)
Containers and packaging 1.0%
AMVIG Holdings, Ltd.	152,000	$43,194
International Paper Company (E)	35,631	2,024,553
Nampak, Ltd. (D)	107,163	139,457
Metals and mining 2.1%
Acacia Mining PLC	20,835	54,288
Alumina, Ltd.	57,193	99,115
Anglo American Platinum, Ltd. (D)	4,607	117,672
Anglo American PLC	12,498	224,694
Barrick Gold Corp.	7,786	125,300
Centerra Gold, Inc. (D)	25,041	176,406
Chubu Steel Plate Company, Ltd.	5,800	37,638
Eldorado Gold Corp.	51,281	112,818
Gold Fields, Ltd.	47,181	204,040
Impala Platinum Holdings, Ltd. (D)	28,187	64,629
Ivanhoe Mines, Ltd., Class A (D)	14,864	47,293
Kinross Gold Corp. (D)	26,433	112,076
Kyoei Steel, Ltd.	7,600	118,599
Nakayama Steel Works, Ltd.	11,800	76,339
NetMind Financial Holdings, Ltd. (D)	1,440,000	7,226
Neturen Company, Ltd.	6,100	61,422
Northern Dynasty Minerals, Ltd. (D)	11,046	19,830
Pacific Metals Company, Ltd. (D)	3,900	99,440
Resolute Mining, Ltd.	64,800	52,226
Rio Tinto PLC	45,257	2,106,673
Salzgitter AG	4,018	182,514
Tokyo Steel Manufacturing Company, Ltd.	17,300	142,787
Western Areas, Ltd.	83,737	171,568
Yamato Kogyo Company, Ltd.	5,860	158,840
Real estate 5.8%		12,483,785
Equity real estate investment trusts 4.3%
Colony NorthStar, Inc., Class A	21,501	270,053
Crown Castle International Corp.	5,253	525,195
Gaming and Leisure Properties, Inc.	60,789	2,242,506
Growthpoint Properties, Ltd.	15,947	28,640
Host Hotels & Resorts, Inc.	2,116	39,125
ICADE	25,820	2,303,556
Iron Mountain, Inc.	2,622	101,996
Mid-America Apartment Communities, Inc.	4,676	499,771
Park Hotels & Resorts, Inc.	112,254	3,093,720
Redefine Properties, Ltd.	160,164	126,412
VEREIT, Inc.	13,069	108,342
Real estate management and development 1.5%
Daito Trust Construction Company, Ltd.	17,260	3,144,469
Telecommunication services 6.6%		14,389,988
Diversified telecommunication services 5.4%
AT&T, Inc.	11,641	455,978
BCE, Inc.	41,577	1,947,980
Bezeq The Israeli Telecommunication Corp., Ltd.	220,736	315,507
BT Group PLC	674,054	2,563,760
CenturyLink, Inc.	15,093	285,258
China Telecom Corp., Ltd., H Shares	134,000	68,941
10	JOHN HANCOCK Hedged Equity & Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Hellenic Telecommunications Organization SA	16,647	$201,609
KT Corp.	7,757	197,758
Magyar Telekom Telecommunications PLC	80,690	146,916
O2 Czech Republic AS	27,149	333,496
Proximus SADP	1,324	45,643
Spark New Zealand, Ltd.	55,389	146,239
Telenor ASA	113,436	2,403,090
Turk Telekomunikasyon AS (D)	41,470	79,091
Verizon Communications, Inc. (E)	52,693	2,607,777
Wireless telecommunication services 1.2%
Mobile TeleSystems PJSC, ADR	30,284	316,165
NTT DOCOMO, Inc.	68,096	1,556,454
Orange Belgium SA	5,012	116,000
Rogers Communications, Inc., Class B	9,627	496,414
Sistema PJSC, GDR	22,065	105,912
Utilities 5.6%		12,022,357
Electric utilities 3.1%
Contact Energy, Ltd.	13,363	53,139
Duke Energy Corp.	25,461	2,136,687
EDP - Energias de Portugal SA	528,071	1,991,195
Endesa SA	7,675	173,187
Pinnacle West Capital Corp.	5,918	500,426
SSE PLC	90,047	1,684,973
The Southern Company	1,697	83,391
Gas utilities 0.2%
Gas Natural SDG SA	20,428	452,532
Infraestructura Energetica Nova SAB de CV	7,900	44,237
Independent power and renewable electricity producers 0.4%
Glow Energy PCL	119,700	320,459
Meridian Energy, Ltd.	106,116	218,238
NTPC, Ltd.	54,780	140,443
Vistra Energy Corp.	8,337	155,819
Multi-utilities 1.9%
CenterPoint Energy, Inc.	3,398	99,256
Centrica PLC	100,591	252,117
Dominion Energy, Inc.	20,414	1,570,449
E.ON SE	19,914	225,754
Engie SA	14,683	249,338
Innogy SE (A)	33,807	1,506,076

RWE AG	7,237	164,641
Preferred securities 0.1%		$296,102
(Cost $216,786)
Financials 0.0%		42,900
Banks 0.0%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 6.967% (F)	1,625	42,900
Information technology 0.0%		30,750
Technology hardware, storage and peripherals 0.0%
Samsung Electronics Company, Ltd.	17	30,750
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Hedged Equity & Income Fund	11

	Shares	Value
Telecommunication services 0.0%		$108,361
Diversified telecommunication services 0.0%
Telefonica Brasil SA	6,800	108,361
Utilities 0.1%		114,091
Electric utilities 0.1%

Cia Paranaense de Energia, B Shares	12,800	114,091
Exchange-traded funds 0.1%		$133,730
(Cost $130,516)
iShares Core MSCI EAFE ETF	2,084	133,730

	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 0.2%					$415,845
(Cost $376,836)
Argentina 0.2%					415,845
Provincia de Buenos Aires (A)	5.375	01-20-23	EUR	125,000	152,057

Republic of Argentina	7.500	04-22-26		235,000	263,788
Corporate bonds 13.4%					$28,982,442
(Cost $27,893,735)
Consumer discretionary 3.0%					6,574,564
Auto components 0.1%
Avis Budget Car Rental LLC (A)	5.250	03-15-25		180,000	180,000
Avis Budget Car Rental LLC	5.500	04-01-23		90,000	92,025
Consumer services 0.0%
CRC Escrow Issuer LLC (A)	5.250	10-15-25		120,000	120,000
Hotels, restaurants and leisure 1.0%
Boyd Gaming Corp.	6.375	04-01-26		85,000	92,756
CEC Entertainment, Inc.	8.000	02-15-22		190,000	197,125
Cirsa Funding Luxembourg SA	5.875	05-15-23	EUR	100,000	124,170
Cirsa Funding Luxembourg SA (A)	5.875	05-15-23	EUR	115,000	142,809
Codere Finance 2 Luxembourg SA (A)	6.750	11-01-21	EUR	150,000	185,519
Eldorado Resorts, Inc.	6.000	04-01-25		130,000	136,526
Jacobs Entertainment, Inc. (A)	7.875	02-01-24		165,000	177,788
New Red Finance, Inc. (A)	5.000	10-15-25		210,000	213,675
New Red Finance, Inc. (A)	5.000	10-15-25		110,000	111,925
Penn National Gaming, Inc. (A)	5.625	01-15-27		186,000	192,975
Pinnacle Entertainment, Inc.	5.625	05-01-24		115,000	117,588
Rivers Pittsburgh Borrower LP (A)	6.125	08-15-21		55,000	55,550
Scientific Games International, Inc.	6.625	05-15-21		115,000	117,875
Scientific Games International, Inc.	10.000	12-01-22		40,000	44,300
Station Casinos LLC (A)	5.000	10-01-25		115,000	115,276
Sugarhouse HSP Gaming Prop Mezz LP (A)	5.875	05-15-25		110,000	108,075
Household durables 0.3%
Beazer Homes USA, Inc. (A)	5.875	10-15-27		40,000	40,000
Beazer Homes USA, Inc.	6.750	03-15-25		45,000	47,390
Beazer Homes USA, Inc.	8.750	03-15-22		106,000	117,395
KB Home	7.000	12-15-21		225,000	252,563
M/I Homes, Inc. (A)	5.625	08-01-25		40,000	40,850
M/I Homes, Inc.	6.750	01-15-21		165,000	172,219
Internet and direct marketing retail 0.2%
Liberty Interactive LLC	8.250	02-01-30		175,000	193,375
Netflix, Inc.	5.875	02-15-25		190,000	207,813
12	JOHN HANCOCK Hedged Equity & Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Leisure products 0.1%
Jack Ohio Finance LLC (A)	6.750	11-15-21		155,000	$162,556
Media 1.1%
Altice Financing SA (A)	6.500	01-15-22	EUR	100,000	124,000
Altice Financing SA (A)	7.500	05-15-26		210,000	231,000
CCO Holdings LLC	5.125	02-15-23		5,000	5,163
CCO Holdings LLC	5.250	09-30-22		5,000	5,150
CCO Holdings LLC	5.750	09-01-23		35,000	36,313
CCO Holdings LLC (A)	5.750	02-15-26		120,000	126,000
Cequel Communications Holdings I LLC (A)	5.125	12-15-21		55,000	55,963
Cequel Communications Holdings I LLC (A)	5.125	12-15-21		155,000	157,713
Clear Channel Worldwide Holdings, Inc.	7.625	03-15-20		15,000	14,813
CSC Holdings LLC (A)	10.875	10-15-25		200,000	247,250
DISH DBS Corp.	6.750	06-01-21		120,000	132,000
DISH DBS Corp.	7.875	09-01-19		320,000	349,600
Gray Television, Inc. (A)	5.125	10-15-24		130,000	130,650
Gray Television, Inc. (A)	5.875	07-15-26		30,000	30,900
Sinclair Television Group, Inc. (A)	5.875	03-15-26		75,000	76,500
TEGNA, Inc. (A)	4.875	09-15-21		115,000	117,875
TEGNA, Inc.	5.125	10-15-19		295,000	299,425
Tribune Media Company	5.875	07-15-22		150,000	156,000
Specialty retail 0.2%
Dufry Finance SCA (A)	4.500	08-01-23	EUR	105,000	132,039
New Look Secured Issuer PLC (A)	6.500	07-01-22	GBP	180,000	162,692
Party City Holdings, Inc. (A)	6.125	08-15-23		140,000	145,600
Staples, Inc. (A)	8.500	09-15-25		80,000	77,800
Consumer staples 0.6%					1,304,484
Food products 0.4%
KazAgro National Management Holding JSC	4.625	05-24-23		200,000	201,201
MARB BondCo PLC (A)	7.000	03-15-24		200,000	197,000
Post Holdings, Inc. (A)	5.000	08-15-26		190,000	189,644
Post Holdings, Inc. (A)	5.750	03-01-27		50,000	51,500
Post Holdings, Inc. (A)	6.000	12-15-22		40,000	41,900
TreeHouse Foods, Inc.	4.875	03-15-22		190,000	196,413
Household products 0.1%
Diamond BC BV (A)	5.625	08-15-25	EUR	200,000	241,426
Personal products 0.1%
Revlon Consumer Products Corp.	6.250	08-01-24		240,000	185,400
Energy 1.9%					4,077,132
Energy equipment and services 0.1%
Ensco PLC	5.750	10-01-44		90,000	64,575
Rowan Companies, Inc.	5.850	01-15-44		50,000	39,750
Transocean, Inc.	6.800	03-15-38		25,000	20,375
Transocean, Inc.	7.500	04-15-31		10,000	9,100
Transocean, Inc.	9.350	12-15-41		25,000	24,000
Weatherford International, Ltd.	5.950	04-15-42		20,000	16,400
Weatherford International, Ltd.	6.500	08-01-36		45,000	38,588
Weatherford International, Ltd.	7.000	03-15-38		15,000	13,350
Oil, gas and consumable fuels 1.8%
Blue Racer Midstream LLC (A)	6.125	11-15-22		230,000	238,625
Borets Finance DAC	7.625	09-26-18		200,000	207,647
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Hedged Equity & Income Fund	13

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
California Resources Corp. (A)	8.000	12-15-22		165,000	$107,250
Cloud Peak Energy Resources LLC	12.000	11-01-21		60,000	63,000
Continental Resources, Inc.	3.800	06-01-24		40,000	38,600
Continental Resources, Inc.	4.900	06-01-44		115,000	104,363
Continental Resources, Inc.	5.000	09-15-22		35,000	35,569
Denbury Resources, Inc. (A)	9.000	05-15-21		140,000	136,675
Energen Corp.	4.625	09-01-21		105,000	106,575
Foresight Energy LLC (A)	11.500	04-01-23		250,000	218,750
Gazprom Neft OAO (A)	4.375	09-19-22		200,000	203,800
Gazprom OAO	4.950	07-19-22		200,000	209,477
Laredo Petroleum, Inc.	5.625	01-15-22		55,000	55,413
Laredo Petroleum, Inc.	6.250	03-15-23		65,000	66,950
Laredo Petroleum, Inc.	7.375	05-01-22		45,000	46,575
MEG Energy Corp. (A)	6.500	01-15-25		80,000	77,900
MEG Energy Corp. (A)	7.000	03-31-24		105,000	90,038
Noble Holding International, Ltd.	6.200	08-01-40		50,000	34,000
Noble Holding International, Ltd.	7.750	01-15-24		120,000	106,500
PDC Energy, Inc.	6.125	09-15-24		40,000	41,800
Petrobras Global Finance BV	4.375	05-20-23		545,000	538,733
Petrobras Global Finance BV	5.625	05-20-43		80,000	71,300
Petrobras Global Finance BV	7.375	01-17-27		160,000	176,160
Petroleos de Venezuela SA	6.000	11-15-26		330,000	100,650
QEP Resources, Inc.	5.250	05-01-23		105,000	102,081
QEP Resources, Inc.	5.375	10-01-22		15,000	14,738
QEP Resources, Inc.	6.800	03-01-20		25,000	26,063
SM Energy Company	5.000	01-15-24		100,000	94,250
SM Energy Company	6.125	11-15-22		5,000	5,013
SM Energy Company	6.500	11-15-21		10,000	10,100
State Oil Company of the Azerbaijan Republic	4.750	03-13-23		200,000	200,092
Targa Resources Partners LP	6.750	03-15-24		50,000	54,250
WPX Energy, Inc.	5.250	09-15-24		135,000	135,338
WPX Energy, Inc.	6.000	01-15-22		85,000	87,869
WPX Energy, Inc.	8.250	08-01-23		40,000	44,850
Financials 2.0%					4,249,844
Banks 0.8%
Banco Bilbao Vizcaya Argentaria SA (8.875% to 4-14-21, then 5 Year Euro Swap Rate + 9.177%) (G)	8.875	04-14-21	EUR	200,000	274,503
Banco de Sabadell SA (6.500% to 5-18-22, then 5 Year Euro Swap Rate + 6.414%) (G)	6.500	05-18-22	EUR	200,000	239,943
Barclays PLC (7.875% to 3-15-22, then 5 Year U.S. Swap Rate + 6.772%) (G)	7.875	03-15-22		200,000	217,750
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(G)	8.125	12-23-25		250,000	295,938
Intesa Sanpaolo SpA (7.700% to 9-17-25, then 5 Year U.S. Swap Rate + 5.462%) (A)(G)	7.700	09-17-25		200,000	208,750
Intesa Sanpaolo SpA (8.375% to 10-14-19, then 3 month EURIBOR + 6.871%) (G)	8.375	10-14-19	EUR	50,000	67,080
Sberbank of Russia (A)	5.125	10-29-22		200,000	208,598
The Royal Bank of Scotland Group PLC (3 month LIBOR + 2.320%) (F)(G)	3.655	09-30-27		100,000	95,750
UniCredit SpA (5.861% to 6-19-27, then 5 Year U.S. Swap Rate + 3.703%) (A)	5.861	06-19-32		200,000	209,589
Consumer finance 0.7%
American Greetings Corp. (A)	7.875	02-15-25		220,000	238,150
14	JOHN HANCOCK Hedged Equity & Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Consumer finance (continued)
DAE Funding LLC (A)	4.500	08-01-22		35,000	$35,871
DAE Funding LLC (A)	5.000	08-01-24		70,000	71,750
Herc Rentals, Inc. (A)	7.500	06-01-22		81,000	87,581
Herc Rentals, Inc. (A)	7.750	06-01-24		142,000	154,070
Navient Corp.	5.500	01-25-23		71,000	71,888
Navient Corp.	5.625	08-01-33		20,000	17,266
Navient Corp.	5.875	10-25-24		90,000	91,350
Navient Corp.	6.125	03-25-24		155,000	159,805
Navient Corp.	6.500	06-15-22		80,000	84,850
Navient Corp.	7.250	09-25-23		49,000	53,226
OneMain Financial Holdings LLC (A)	6.750	12-15-19		30,000	31,125
Springleaf Finance Corp.	5.250	12-15-19		50,000	52,050
Springleaf Finance Corp.	6.125	05-15-22		10,000	10,591
Springleaf Finance Corp.	8.250	12-15-20		155,000	175,150
Unifin Financiera SAB de CV SOFOM ENR (A)	7.000	01-15-25		200,000	202,500
Diversified financial services 0.1%
Camelot Finance SA (A)	7.875	10-15-24		95,000	102,363
FBM Finance, Inc. (A)	8.250	08-15-21		65,000	69,550
Hexion, Inc. (A)	13.750	02-01-22		20,000	16,400
Insurance 0.2%
Genworth Holdings, Inc.	4.800	02-15-24		5,000	4,275
Genworth Holdings, Inc.	4.900	08-15-23		80,000	68,400
Genworth Holdings, Inc.	7.200	02-15-21		30,000	29,250
Genworth Holdings, Inc.	7.625	09-24-21		20,000	19,460
Genworth Holdings, Inc.	7.700	06-15-20		5,000	5,019
USIS Merger Sub, Inc. (A)	6.875	05-01-25		185,000	188,469
Thrifts and mortgage finance 0.2%
MGIC Investment Corp.	5.750	08-15-23		35,000	38,500
Nationstar Mortgage LLC	6.500	08-01-18		235,000	235,734
Nationstar Mortgage LLC	6.500	07-01-21		40,000	40,800
Radian Group, Inc.	4.500	10-01-24		75,000	76,500
Health care 1.2%					2,688,372
Biotechnology 0.0%
Sterigenics-Nordion Topco LLC (8.125% Cash or 8.875% PIK). (A)	8.125	11-01-21		30,000	30,600
Health care equipment and supplies 0.1%
Alere, Inc.	6.500	06-15-20		131,000	133,129
Alere, Inc.	7.250	07-01-18		60,000	60,150
Constantin Investissement 3 SASU (A)	5.375	04-15-25	EUR	100,000	122,269
Health care providers and services 0.5%
Community Health Systems, Inc.	6.875	02-01-22		20,000	15,700
Envision Healthcare Corp. (A)	5.125	07-01-22		85,000	88,188
Envision Healthcare Corp.	5.625	07-15-22		125,000	130,313
HCA Healthcare, Inc.	6.250	02-15-21		240,000	259,800
HCA, Inc.	6.500	02-15-20		135,000	146,981
HCA, Inc.	7.500	11-15-95		125,000	129,063
MPH Acquisition Holdings LLC (A)	7.125	06-01-24		35,000	37,625
Tenet Healthcare Corp.	6.750	06-15-23		5,000	4,794
Tenet Healthcare Corp.	8.125	04-01-22		15,000	15,263
West Street Merger Sub, Inc. (A)	6.375	09-01-25		175,000	174,125
Health care technology 0.1%
Sterigenics-Nordion Holdings LLC (A)	6.500	05-15-23		170,000	176,800
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Hedged Equity & Income Fund	15

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Pharmaceuticals 0.5%
Endo Finance LLC (A)	6.000	07-15-23		465,000	$383,625
PRA Holdings, Inc. (A)	9.500	10-01-23		150,000	163,500
Valeant Pharmaceuticals International, Inc.	4.500	05-15-23	EUR	130,000	131,053
Valeant Pharmaceuticals International, Inc. (A)	5.500	03-01-23		30,000	26,325
Valeant Pharmaceuticals International, Inc. (A)	5.875	05-15-23		395,000	349,081
Valeant Pharmaceuticals International, Inc. (A)	6.125	04-15-25		95,000	83,363
Valeant Pharmaceuticals International, Inc. (A)	7.000	03-15-24		25,000	26,625
Industrials 1.4%					3,092,089
Aerospace and defense 0.2%
Bombardier, Inc. (A)	6.125	01-15-23		220,000	213,290
TA MFG., Ltd. (A)	3.625	04-15-23	EUR	180,000	219,596
Building products 0.1%
Ply Gem Industries, Inc.	6.500	02-01-22		180,000	187,479
Commercial services and supplies 0.4%
APX Group, Inc. (A)	7.625	09-01-23		110,000	115,638
APX Group, Inc.	7.875	12-01-22		185,000	201,188
Clean Harbors, Inc.	5.125	06-01-21		75,000	76,195
GW Honos Security Corp. (A)	8.750	05-15-25		240,000	255,900
Multi-Color Corp. (A)	4.875	11-01-25		145,000	146,813
Tervita Escrow Corp. (A)	7.625	12-01-21		39,000	39,488
Construction and engineering 0.1%
Brand Energy & Infrastructure Services, Inc. (A)	8.500	07-15-25		250,000	270,625
Electrical equipment 0.2%
BlueLine Rental Finance Corp. (A)	9.250	03-15-24		155,000	166,819
General Cable Corp.	5.750	10-01-22		85,000	85,374
Sensata Technologies BV (A)	5.000	10-01-25		100,000	105,405
Sensata Technologies BV (A)	5.625	11-01-24		80,000	88,100
Machinery 0.1%
Cloud Crane LLC (A)	10.125	08-01-24		190,000	210,900
TriMas Corp. (A)	4.875	10-15-25		35,000	35,284
Road and rail 0.1%
The Hertz Corp. (A)	5.500	10-15-24		190,000	171,000
The Hertz Corp.	6.250	10-15-22		50,000	47,500
The Hertz Corp. (A)	7.625	06-01-22		80,000	82,500
Trading companies and distributors 0.2%
United Rentals North America, Inc.	4.625	10-15-25		50,000	50,625
United Rentals North America, Inc.	4.875	01-15-28		170,000	170,638
United Rentals North America, Inc.	4.875	01-15-28		70,000	70,263
United Rentals North America, Inc.	5.875	09-15-26		75,000	81,469
Information technology 0.6%					1,177,156
Communications equipment 0.0%
Nokia OYJ	3.375	06-12-22		15,000	15,131
Nokia OYJ	4.375	06-12-27		15,000	15,431
Electronic equipment, instruments and components 0.0%
CDW LLC	5.000	09-01-23		35,000	36,630
IT services 0.2%
First Data Corp. (A)	5.375	08-15-23		280,000	292,880
First Data Corp. (A)	7.000	12-01-23		160,000	170,848
Semiconductors and semiconductor equipment 0.2%
Entegris, Inc. (A)	6.000	04-01-22		160,000	167,200
16	JOHN HANCOCK Hedged Equity & Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Micron Technology, Inc.	5.500	02-01-25		150,000	$159,938
Software 0.1%
Infor Software Parent LLC (7.125% Cash or 7.875% PIK) (A)	7.125	05-01-21		75,000	76,335
Infor US, Inc. (A)	5.750	08-15-20		25,000	25,719
Infor US, Inc.	6.500	05-15-22		50,000	51,844
Technology hardware, storage and peripherals 0.1%
Conduent Finance, Inc. (A)	10.500	12-15-24		140,000	165,200
Materials 1.7%					3,609,411
Chemicals 0.2%
Platform Specialty Products Corp. (A)	6.500	02-01-22		200,000	207,250
The Chemours Company	6.625	05-15-23		200,000	212,750
The Chemours Company	7.000	05-15-25		10,000	11,075
Construction materials 0.1%
Standard Industries, Inc. (A)	5.375	11-15-24		205,000	217,874
Containers and packaging 0.5%
ARD Finance SA (6.625% Cash or 7.375% PIK)	6.625	09-15-23	EUR	150,000	188,809
Ardagh Packaging Finance PLC (A)	6.750	05-15-24	EUR	250,000	329,431
Berry Global, Inc.	6.000	10-15-22		110,000	116,738
Owens-Brockway Glass Container, Inc. (A)	5.875	08-15-23		165,000	182,325
Reynolds Group Issuer, Inc. (A)	5.125	07-15-23		155,000	161,758
Reynolds Group Issuer, Inc. (A)	7.000	07-15-24		105,000	111,825
Metals and mining 0.8%
AK Steel Corp.	7.625	10-01-21		80,000	83,200
Anglo American Capital PLC (A)	9.375	04-08-19		100,000	110,527
Constellium NV	7.000	01-15-23	EUR	200,000	250,776
First Quantum Minerals, Ltd. (A)	7.000	02-15-21		135,000	138,881
Kaiser Aluminum Corp.	5.875	05-15-24		126,000	134,820
Koks OAO (A)	7.500	05-04-22		200,000	214,908
New Gold, Inc. (A)	6.375	05-15-25		95,000	100,463
Novelis Corp. (A)	5.875	09-30-26		55,000	55,825
Novelis Corp. (A)	6.250	08-15-24		95,000	99,057
Steel Dynamics, Inc. (A)	4.125	09-15-25		25,000	25,203
Steel Dynamics, Inc.	5.125	10-01-21		85,000	87,444
United States Steel Corp. (A)	8.375	07-01-21		160,000	176,800
VM Holding SA (A)	5.375	05-04-27		200,000	210,000
Paper and forest products 0.1%
Flex Acquisition Company, Inc. (A)	6.875	01-15-25		175,000	181,672
Real estate 0.2%					386,419
Equity real estate investment trusts 0.1%
Equinix, Inc.	5.875	01-15-26		75,000	82,406
FelCor Lodging LP	6.000	06-01-25		120,000	128,700
Real estate management and development 0.1%
AV Homes, Inc.	6.625	05-15-22		170,000	175,313
Telecommunication services 0.5%					1,168,971
Diversified telecommunication services 0.1%
Cablevision SA (A)	6.500	06-15-21		151,000	161,153
Zayo Group LLC	6.000	04-01-23		190,000	201,106
Wireless telecommunication services 0.4%
Sprint Corp.	7.125	06-15-24		185,000	208,125
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Hedged Equity & Income Fund	17

	Rate (%)	Maturity date	Par value^	Value
Telecommunication services (continued)
Wireless telecommunication services (continued)
Sprint Corp.	7.250	09-15-21	215,000	$238,919
Sprint Corp.	7.875	09-15-23	115,000	133,400
VimpelCom Holdings BV	5.200	02-13-19	220,000	226,268
Utilities 0.3%				654,000
Gas utilities 0.1%
Ferrellgas LP	6.500	05-01-21	25,000	24,250
Ferrellgas LP	6.750	01-15-22	70,000	67,900
Ferrellgas LP	6.750	06-15-23	68,000	65,450
Independent power and renewable electricity producers 0.2%
AES Corp.	5.125	09-01-27	205,000	210,125
Dynegy, Inc.	7.625	11-01-24	20,000	20,725
Dynegy, Inc. (A)	8.000	01-15-25	60,000	62,100

Greenko Dutch BV (A)	5.250	07-24-24	200,000	203,450
Convertible bonds 0.3%				$687,996
(Cost $755,960)
Consumer discretionary 0.1%				190,475
Household durables 0.0%
M/I Homes, Inc.	3.000	03-01-18	40,000	40,225
Internet and direct marketing retail 0.1%
The Priceline Group, Inc.	0.900	09-15-21	70,000	80,325
Media 0.0%
DISH Network Corp.	3.375	08-15-26	20,000	22,375
Liberty Media Corp.-Liberty Formula One (A)	1.000	01-30-23	40,000	47,550
Energy 0.0%				43,211
Oil, gas and consumable fuels 0.0%
Cobalt International Energy, Inc.	2.625	12-01-19	130,000	32,500
PDC Energy, Inc.	1.125	09-15-21	11,000	10,711
Information technology 0.2%				454,310
IT services 0.1%
Blackhawk Network Holdings, Inc.	1.500	01-15-22	80,000	89,300
Cardtronics, Inc.	1.000	12-01-20	70,000	64,488
Semiconductors and semiconductor equipment 0.0%
Microchip Technology, Inc. (A)	1.625	02-15-27	56,000	68,005
Microchip Technology, Inc. (A)	2.250	02-15-37	58,000	70,144
Software 0.1%
ServiceNow, Inc. (A)(H)	(1.527)	06-01-22	77,000	82,823

Workday, Inc. (A)	0.250	10-01-22	80,000	79,550
Term loans (I) 0.2%				$391,739
(Cost $409,780)
Consumer discretionary 0.1%				276,387
Hotels, restaurants and leisure 0.1%
Golden Entertainment, Inc. (J)	TBD	08-15-24	190,000	188,813
Internet and direct marketing retail 0.0%
Lands' End, Inc. (1 month LIBOR + 3.250%)	4.485	04-04-21	106,150	87,574
Health care 0.1%				115,352
Life sciences tools and services 0.1%
INC Research LLC	3.485	08-01-24	115,000	115,352

18	JOHN HANCOCK Hedged Equity & Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Rights 0.0%		$7,086
(Cost $32,289)
Texas Competitive Electric Holdings Company LLC (D)(K)	8,337	7,086

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$0
(Cost $194)
Information technology 0.0%				0
Technology hardware, storage and peripherals 0.0%
Texas Competitive Electric Holdings Company LLC (C)(D)	11.500	10-01-20	500,000	0

	Par value^	Value
Short-term investments 1.7%		$3,800,000
(Cost $3,800,000)
Repurchase agreement 1.7%		3,800,000
Goldman Sachs Tri-Party Repurchase Agreement dated 9-29-17 at 1.020% to be repurchased at $3,800,323 on 10-2-17, collateralized by $3,286,023 Federal Home Loan Mortgage Corp., 4.000% – 5.000% due 9-1-27 to 4-1-37 (valued at $3,555,542, including interest) and $287,454 Federal National Mortgage Association, 5.000% – 6.000% due 6-1-23 to 2-1-38 (valued at $320,458, including interest)	3,800,000	3,800,000

Total investments (Cost $206,482,249) 99.3%	$215,130,422
Other assets and liabilities, net 0.7%	1,567,256
Total net assets 100.0%	$216,697,678

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
ADR	American Depositary Receipt
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund's investments.
(C)	Security is valued using significant unobservable inputs.
(D)	Non-income producing security.
(E)	A portion of this security is segregated as collateral for options. Total collateral value at 9-30-17 was $18,334,782.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(K)	Strike price and/or expiration date not available.
The fund had the following country composition as a percentage of net assets on 9-30-17:
United States	37.2%
United Kingdom	11.6%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Hedged Equity & Income Fund	19

Japan	9.6%
Switzerland	6.3%
Italy	4.0%
France	3.9%
Canada	3.7%
Netherlands	2.8%
Finland	2.0%
Luxembourg	2.0%
Other countries	16.9%
TOTAL	100.0%
20	JOHN HANCOCK Hedged Equity & Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
Euro STOXX 50 Index Futures	226	Short	Dec 2017	$(9,326,982)	$(9,551,835)	$(224,852)
FTSE 100 Index Futures	21	Short	Dec 2017	(2,071,915)	(2,062,520)	9,395
MSCI EAFE Index Futures	144	Short	Dec 2017	(14,143,019)	(14,244,480)	(101,461)
						$(316,918)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	155,000	USD	123,728	BNP Paribas SA	10/5/2017	$499	—
CAD	155,000	USD	124,391	Morgan Stanley and Company International PLC	11/7/2017	—	$(137)
EUR	1,860,000	USD	2,206,935	BNP Paribas SA	10/5/2017	—	(8,361)
EUR	905,000	USD	1,069,403	Citibank N.A.	11/7/2017	2,207	—
EUR	870,000	USD	1,029,367	Morgan Stanley and Company International PLC	11/7/2017	800	—
GBP	558,000	USD	722,286	Standard Chartered Bank	10/5/2017	25,482	—
GBP	30,000	USD	40,293	Citibank N.A.	11/7/2017	—	(49)
GBP	558,000	USD	746,933	State Street Bank and Trust Company	11/7/2017	1,618	—
USD	124,360	CAD	155,000	Morgan Stanley and Company International PLC	10/5/2017	134	—
USD	142,894	EUR	120,000	BNP Paribas SA	10/5/2017	1,051	—
USD	1,026,165	EUR	870,000	Citibank N.A.	10/5/2017	—	(2,200)
USD	1,027,592	EUR	870,000	Morgan Stanley and Company International PLC	10/5/2017	—	(773)
						$31,791	$(11,520)
WRITTEN OPTIONS
Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	S&P 500 Index	USD	2,525.00	Oct 2017	131	13,100	$143,964	$(150,650)
Exchange-traded	S&P 500 Index	USD	2,520.00	Oct 2017	131	13,100	175,653	(187,330)
							$319,617	$(337,980)
							$319,617	$(337,980)

Derivatives currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Hedged Equity & Income Fund	21

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of September 30, 2017, by major security category or type:

	Total value at 9-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$16,421,188	$4,952,061	$11,469,127	—
Consumer staples	10,760,862	4,730,215	6,030,647	—
Energy	15,704,610	5,964,281	9,740,329	—
Financials	35,809,963	9,252,867	26,557,096	—
Health care	15,373,240	3,450,130	11,923,110	—
Industrials	18,915,575	4,695,206	14,220,369	—
Information technology	18,355,537	11,274,316	6,992,037	$89,184
Materials	10,178,377	5,045,967	5,132,410	—
Real estate	12,483,785	6,880,708	5,603,077	—
Telecommunication services	14,389,988	6,215,484	8,174,504	—
Utilities	12,022,357	4,590,265	7,432,092	—
Preferred securities
Financials	42,900	42,900	—	—
Information technology	30,750	—	30,750	—
Telecommunication services	108,361	108,361	—	—
Utilities	114,091	114,091	—	—

       22

	Total value at 9-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Exchange-traded funds	133,730	133,730	—	—
Foreign government obligations	415,845	—	415,845	—
Corporate bonds	28,982,442	—	28,982,442	—
Convertible bonds	687,996	—	687,996	—
Term loans	391,739	—	391,739	—
Rights	7,086	—	7,086	—
Short-term investments	3,800,000	—	3,800,000	—
Total investments in securities	$215,130,422	$67,450,582	$147,590,656	$89,184
Other financial instruments:
Futures	$(316,918)	$(316,918)	—	—
Forward foreign currency contracts	20,271	—	$20,271	—
Written options	(337,980)	(337,980)	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

During the period ended September 30, 2017, the fund used futures contracts to manage against anticipated changes in securities markets.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended September 30, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

       23

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended September 30, 2017, the fund wrote option contracts to generate income.

Direct placement securities. The fund may hold private placement securities, which are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at September 30, 2017:

Issuer, description	Acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund's net assets	Value as of 9-30-17
Allstar Co-Invest LLC	8-1-11	$240,553	236,300	236,300	0.00%	$0
Dropbox, Inc., Class B	5-1-12	65,608	7,248	6,935	0.04%	89,184
		$306,161				$89,184

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       24

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P15Q3	09/17
This report is for the information of the shareholders of John Hancock Hedged Equity & Income Fund.		11/17

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Hedged Equity & Income Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	November 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	November 17, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	November 17, 2017